Shareholders' equity	12 Months Ended
Mar. 31, 2017
Shareholders' equity
Shareholders' equity

15           Shareholders’ equity

(a) Share capital

As of March 31, 2015, 2016 and 2017, the Company had 73,003,248 shares outstanding and 73,140,147 shares issued.

(b) Statutory reserves

According to PRC rules and regulations and their Articles of Association, Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou are required to transfer 10% of net income, as determined in accordance with the relevant financial regulations established by the Ministry of Finance of the PRC, to a statutory surplus reserve until the reserve balance reaches 50% of their respective registered capital. The transfer to this reserve must be made before distribution of dividends to equity holders can be made.

The statutory surplus reserve is non-distributable but can be used to make good previous years’ losses, if any, and may be converted into issued capital in proportion to the respective equity holding of the equity holders, provided that the balance of the reserve after such conversion is not less than 25% of the registered capital.

Aggregate transfers of RMB8,471, RMB16,443 and RMB1,964 (US$285) have been made to the statutory surplus reserves by Beijing Jiachenhong, Guangzhou Nuoya and Zhejiang Lukou for the years ended March 31, 2015, 2016 and 2017, respectively. Accumulated statutory surplus reserve as of March 31, 2016 and 2017 amounted to RMB125,851 and RMB127,815 (US$18,569), respectively.

(c) Share repurchase program

During the year ended March 31, 2013, the Company repurchased 7,450,914 ordinary shares at a total cost of RMB131,302 of which 7,314,015 shares were subsequently sold to CGL (Note 1(b)). As of March 31, 2016 and 2017, the remaining 136,899 repurchased ordinary shares had not been cancelled and therefore were presented as treasury stock in the consolidated balance sheets.

On July 28, 2016 and July 25, 2017, the Board of Directors approved a new share repurchase program in the aggregate amount of $20,000 for 12 months until July 28, 2017 and July 25, 2018, respectively. During the years ended March 31, 2016 and 2017, the Company did not repurchase any of its shares under the new share repurchase programs.